STATEMENT OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		5 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ (209,529)	$ (91,839)	$ (167,190)	$ (355,034)	$ (522,224)	$ (731,753)
Adjustments to reconcile net Income to net cash Increase (Decrease) in Accounts Payable
Common Stock issued for expenses				70,198	70,198	70,198
Increase (Decrease) in Accounts Payable	40					40
Increse (Decrease) in accrued Expenses	16,385					16,385
Net Cash Provided by (Used in) Operating Activities	(193,104)	(91,839)		70,198	70,198	645,130
CASH FLOWS FROM FINANCING ACTIVITIES
Common Stock issued for Cash	300,000		90	120,000	120,090	420,090
Increase in Contributed Capital	45,000	91,549	168,023	279,835	447,858	492,858
Net Cash Provided by (Used in) Financing Activities	345,000	91,549	168,113	399,835	567,948	912,948
Net Increase (Decrease) in Cash	151,896	(290)	923	114,999	115,922	267,818
Cash at Beginning of Period	115,922	923	0	923	0	0
Cash at End of Period	$ 267,818	$ 633	$ 923	$ 115,922	$ 115,922	$ 267,818